T. ROWE PRICE BLUE CHIP GROWTH ETF

September 30, 2020 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 17.2%
Entertainment 4.0%
Electronic Arts (1)	47	6
Netflix (1)	1,340	670
Sea, ADR (1)	1,663	256
Spotify Technology (1)	559	136
		1,068
Interactive Media & Services 13.1%
Alphabet, Class C (1)	850	1,249
Alphabet, Class A (1)	191	280
Facebook, Class A (1)	6,569	1,720
Match Group (1)	1,933	214
Snap, Class A (1)	2,019	53
		3,516
Media 0.1%
Charter Communications, Class A (1)	56	35
		35
Total Communication Services		4,619
CONSUMER DISCRETIONARY 21.9%
Auto Components 0.0%
Aptiv	49	5
		5
Automobiles 0.0%
Tesla (1)	6	3
		3
Hotels Restaurants & Leisure 1.0%
Chipotle Mexican Grill (1)	120	149
Domino's Pizza	20	9
Hilton Worldwide Holdings	151	13
Marriott International, Class A	248	23
McDonald's	38	8
Yum! Brands	663	61
		263
Internet & Direct Marketing Retail 17.7%
Alibaba Group Holding, ADR (1)	4,447	1,307
Amazon.com (1)	1,001	3,152
Booking Holdings (1)	138	236
Etsy (1)	373	45
Trip.com Group, ADR	186	6
		4,746
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Multiline Retail 1.3%
Dollar General	1,657	347
Dollar Tree (1)	105	10
		357
Specialty Retail 0.7%
Carvana (1)	51	11
Lowe's	86	14
Ross Stores	1,737	162
TJX	264	15
		202
Textiles, Apparel & Luxury Goods 1.2%
Lululemon Athletica (1)	573	189
NIKE, Class B	1,017	127
		316
Total Consumer Discretionary		5,892
CONSUMER STAPLES 0.0%
Beverages 0.0%
Constellation Brands, Class A	25	5
Total Consumer Staples		5
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Pioneer Natural Resources	52	4
Total Energy		4
FINANCIALS 3.2%
Capital Markets 2.4%
Charles Schwab	1,090	39
Goldman Sachs Group	667	134
Intercontinental Exchange	967	97
Morgan Stanley	1,873	91
MSCI	127	45
S&P Global	599	216
State Street	203	12
		634
Insurance 0.8%
American International Group	150	4
Chubb	133	15
Marsh & McLennans	546	63
Willis Towers Watson	660	138
		220
Total Financials		854
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 13.9%
Biotechnology 2.4%
AbbVie	26	2
Alexion Pharmaceuticals (1)	50	6
Exact Sciences (1)	507	52
Incyte (1)	1,297	116
Seattle Genetics (1)	113	22
Vertex Pharmaceuticals (1)	1,626	443
		641
Health Care Equipment & Supplies 4.4%
Align Technology (1)	18	6
Becton Dickinson & Co.	72	17
Danaher	1,775	382
Edwards Lifesciences (1)	25	2
Intuitive Surgical (1)	582	413
Stryker	1,716	357
		1,177
Health Care Providers & Services 5.0%
Anthem	782	210
Centene (1)	2,651	155
Cigna	1,936	328
HCA Healthcare	291	36
Humana	198	82
UnitedHealth Group	1,683	525
		1,336
Health Care Technology 0.4%
GoodRx Holdings, Class A (1)	134	8
Veeva Systems, Class A (1)	382	107
		115
Life Sciences Tools & Services 1.3%
Agilent Technologies	17	2
PPD (1)	501	18
Thermo Fisher Scientific	784	346
		366
Pharmaceuticals 0.4%
Zoetis	616	102
		102
Total Health Care		3,737
INDUSTRIALS & BUSINESS SERVICES 3.2%
Aerospace & Defense 0.0%
L3Harris Technologies	10	2
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Northrop Grumman	9	3
		5
Airlines 0.0%
United Airlines Holdings (1)	8	-
		-
Building Products 0.0%
Johnson Controls International	292	12
		12
Commercial Services & Supplies 0.4%
Cintas	308	103
		103
Industrial Conglomerates 0.6%
General Electric	50	-
Honeywell International	9	2
Roper Technologies	396	156
		158
Machinery 0.3%
Fortive	790	60
Parker-Hannifin	28	6
		66
Professional Services 1.1%
CoStar Group (1)	228	194
Equifax	665	104
IHS Markit	69	5
		303
Road & Rail 0.8%
Canadian Pacific Railway	158	48
Kansas City Southern	201	36
Norfolk Southern	212	46
Union Pacific	474	93
		223
Total Industrials & Business Services		870
INFORMATION TECHNOLOGY 39.5%
Electronic Equipment, Instruments & Components 0.1%
TE Connectivity	385	38
		38
IT Services 14.2%
Fidelity National Information Services	2,926	431
Fiserv (1)	3,123	322
FleetCor Technologies (1)	25	6
Global Payments	2,799	497
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Mastercard, Class A	2,284	772
PayPal Holdings (1)	3,759	741
Shopify, Class A (1)	36	37
Snowflake, Class A (1)	61	15
Twilio, Class A (1)	33	8
Visa, Class A	4,352	870
Wix.com (1)	510	130
		3,829
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices (1)	2,613	214
Applied Materials	942	56
KLA	5	1
Lam Research	137	45
Marvell Technology Group	5,184	206
Maxim Integrated Products	777	53
NVIDIA	839	454
QUALCOMM	1,268	149
Texas Instruments	396	57
		1,235
Software 15.9%
Atlassian, Class A (1)	400	73
Citrix Systems	25	3
Coupa Software (1)	66	18
DocuSign (1)	700	151
Intuit	1,680	548
Microsoft	5,862	1,233
Paycom Software (1)	182	57
salesforce.com (1)	2,758	693
ServiceNow (1)	1,440	698
Splunk (1)	1,271	239
Synopsys (1)	885	189
VMware, Class A (1)	50	7
Workday, Class A (1)	1,102	237
Zoom Video Communications, Class A (1)	246	116
		4,262
Technology Hardware, Storage & Peripherals 4.7%
Apple	10,875	1,259
		1,259
Total Information Technology		10,623
MATERIALS 0.5%
Chemicals 0.5%
Air Products & Chemicals	9	3
Linde (1)	387	92
PPG Industries	43	5
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Sherwin-Williams	31	22
Total Materials		122
UTILITIES 0.1%
Multi-Utilities 0.1%
Sempra Energy	144	17
Total Utilities		17
Total Common Stocks (Cost $26,023)		26,743
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
State Street Institutional US Government Money Market Fund, 0.03% (2)	167,596	168
Total Short-Term Investments (Cost $167)		168

Total Investments in Securities 100.1% of Net Assets (Cost $26,190)		$26,911
Other Assets Less Liabilities (0.1%)		(31)
Net Assets 100.0%		$26,880

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Blue Chip Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund's investment related disclosures, please refer to the fund's prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.
Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.
Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.
Valuation Inputs
On September 30, 2020, all of the fund’s financial instruments were classified as Level 1 based on the inputs used to determine their fair values.
202002-1048044
F93-050    2/20